Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2013 Operating loss carryforwards with no expiration date	Sep. 30, 2011 The Philippines	Apr. 30, 2007 The Philippines	Mar. 31, 2013 Thailand
Income Taxes [Line Items]
Statutory income tax rate	38.00%	41.00%	41.00%
Effective income tax rate, increase from previous year	22.40%
Effective income tax rate	48.90%	26.50%	22.30%
Income tax incentives and privileges, exemption period					four years	for four years. This income tax holiday will be extended more for two years.	For a period of eight years
Operating loss carryforwards	¥ 43,511			¥ 7,253
Operating loss carryforwards, expiration period	Expire at various dates primarily up to 9 years
Undistributed earnings of foreign subsidiaries	119,781
Undistributed earnings of foreign subsidiaries, future estimated additional deferred tax liability	12,162
Unrecognized tax benefits that, if recognized, would reduce the effective tax rate	2,361
Unrecognized tax benefit, total gross accrued interest and penalty	¥ 192	¥ 396